Earnings (Losses) per Share	12 Months Ended
Dec. 31, 2016
Earnings (Losses) per Share [Abstract]
Earnings (Losses) per Share
13.	Earnings (Losses) per Share:

The calculation of net earnings per common share is summarized below:

	For the years ended December 31,
	2016	2015	2014
Basic:
Net (loss) / income	(24,623)	(8,956)	80,348

Weighted average common shares outstanding – basic	20,553,007	10,773,404	2,672,945
Net (loss) / income per common share – basic	$(1.20)	$(0.83)	$30.06

Diluted:
Net (loss) / income	(24,623)	(8,956)	80,348

Weighted average common shares outstanding – basic	20,553,007	10,773,404	2,672,945
Non-vested equity incentive shares	-	-	5
Weighted average common shares outstanding – diluted	20,553,007	10,773,404	2,672,950

Net (loss) / income per common share – diluted	$(1.20)	$(0.83)	$30.06

As of December 31, 2016, 2015 and 2014, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, as mentioned above are:
	2016	2015	2014
Non-vested equity incentive plan shares (Note 14)	652,700	152,000	-
Convertible promissory note shares (Note 3)	27,738,890	17,294,444	-
Public shares under warrants (Note 11)	12,065,000	-	-
Private shares under warrants	-	-	15,185
Total	40,456,590	17,446,444	15,185